Property and Equipment Net	9 Months Ended
Sep. 30, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
4.
Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	September 30,	December 31,
	2022	2021
Office equipment and computers	$957	$1,098
Furniture & Fixtures	3,311	4,602
Laboratory equipment	8,418	10,083
Leasehold improvements	4,383	955
	17,069	16,738
Less: accumulated depreciation	(6,288)	(6,832)
	$10,781	$9,906

Depreciation and amortization expense was $1.4 million and $1.8 million for the nine months ended September 30, 2022 and 2021, respectively.